Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 7,448	$ 4,319
Restricted cash	388	390
Short-term deposits	40,399	40,157
Prepaid expenses and other current assets	937	2,334
Total current assets	49,172	47,200
LONG-TERM ASSETS:
Property and equipment, net	5,734	5,890
Long-term deposits	5,059	22,120
Other long-term assets	1,431	637
Total long-term assets	12,224	28,647
Total assets	61,396	75,847
CURRENT LIABILITIES:
Trade payables	1,756	974
Other payables and accrued expenses	2,565	1,903
Total current liabilities	4,321	2,877
LONG-TERM LIABILITIES:
Other long-term liabilities	190	193
Total long-term liabilities	190	193
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares with no par value - Authorized: 47,800,000 shares at June 30, 2021 (unaudited) and December 31, 2020; Issued and outstanding: 18,756,570 and 18,494,739 shares at June 30, 2021 (unaudited) and December 31, 2020, respectively
Additional paid-in capital	208,335	205,063
Accumulated deficit	(151,450)	(132,286)
Total shareholders’ equity	56,885	72,777
Total liabilities and shareholders’ equity	$ 61,396	$ 75,847